Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	true
Amendment Description	Explanatory Note: The Registrant is filing this amendment to its Form N-CSR (the "Amendment") for the period ended May 31, 2025 originally filed with the Securities and Exchange Commission on August 4, (Accession Numbers 0000766285-25-000013). The sole purpose of the Amendment is to file a revised Report of the Independent Registered Public Accounting Firm that corrects the year they started auditing the Funds and to update the Subsequent Events to reflect the new president of the Fund's Trust. Except as set forth above, the Amendment does not amend, update or change any other items or disclosures found in the Original Filing.
Registrant Name	AMANA MUTUAL FUNDS TRUST
Entity Central Index Key	0000766285
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000131515
Shareholder Report [Line Items]
Fund Name	Amana Developing World Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIDX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/developing-world-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/developing-world-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$91	0.91%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.91%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	-1.10%	7.19%	3.19%
MSCI Emerging Markets Index	13.64%	7.52%	4.34%

AssetsNet	$ 135,024,389
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,056,119
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$135,024,389
# of Portfolio Holdings	39
Advisory Fees Paid	$1,056,119
Portfolio Turnover Rate	9%

Holdings [Text Block]

Geographic Weightings

% of Total Net Assets

Taiwan	10.9%
United States	10.4%
India	7.7%
Malaysia	6.8%
Turkey	4.6%
Philippines	4.3%
South Korea	3.6%
United Kingdom	3.1%
Jordan	3.0%
South Africa	3.0%
Other Countries	42.6%

Updated Prospectus Phone Number	1-800-728-8762
C000079787
Shareholder Report [Line Items]
Fund Name	Amana Developing World Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMDWX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/developing-world-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/developing-world-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$112	1.13%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.13%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	-1.24%	6.97%	2.98%
MSCI Emerging Markets Index	13.64%	7.52%	4.34%

AssetsNet	$ 135,024,389
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,056,119
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$135,024,389
# of Portfolio Holdings	39
Advisory Fees Paid	$1,056,119
Portfolio Turnover Rate	9%

Holdings [Text Block]

Geographic Weightings

% of Total Net Assets

Taiwan	10.9%
United States	10.4%
India	7.7%
Malaysia	6.8%
Turkey	4.6%
Philippines	4.3%
South Korea	3.6%
United Kingdom	3.1%
Jordan	3.0%
South Africa	3.0%
Other Countries	42.6%

Updated Prospectus Phone Number	1-800-728-8762
C000131514
Shareholder Report [Line Items]
Fund Name	Amana Growth Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIGX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/growth-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	5.42%	15.15%	14.37%
S&P 500 Index	13.52%	15.94%	12.86%

AssetsNet	$ 5,272,630,589
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 31,740,031
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,272,630,589
# of Portfolio Holdings	33
Advisory Fees Paid	$31,740,031
Portfolio Turnover Rate	3%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Infrastructure Software	12.1%
Semiconductor Devices	11.2%
Large Pharma	11.1%
Semiconductor Manufacturing	8.7%
Communications Equipment	7.9%
Commercial & Residential Building Equipment & Systems	7.1%
Application Software	6.6%
Measurement Instruments	4.8%
Internet Media & Services	4.4%
Automotive Retailers	2.8%
Other Industries	17.6%
Other Assets (net of liabilities)	5.7%

Updated Prospectus Phone Number	1-800-728-8762
C000065109
Shareholder Report [Line Items]
Fund Name	Amana Growth Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMAGX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/growth-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	5.17%	14.87%	14.09%
S&P 500 Index	13.52%	15.94%	12.86%

AssetsNet	$ 5,272,630,589
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 31,740,031
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,272,630,589
# of Portfolio Holdings	33
Advisory Fees Paid	$31,740,031
Portfolio Turnover Rate	3%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Infrastructure Software	12.1%
Semiconductor Devices	11.2%
Large Pharma	11.1%
Semiconductor Manufacturing	8.7%
Communications Equipment	7.9%
Commercial & Residential Building Equipment & Systems	7.1%
Application Software	6.6%
Measurement Instruments	4.8%
Internet Media & Services	4.4%
Automotive Retailers	2.8%
Other Industries	17.6%
Other Assets (net of liabilities)	5.7%

Updated Prospectus Phone Number	1-800-728-8762
C000131513
Shareholder Report [Line Items]
Fund Name	Amana Income Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMINX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/income-fund
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
AssetsNet	$ 1,981,032,287
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 14,082,137
InvestmentCompanyPortfolioTurnover	4.00%
Updated Prospectus Phone Number	1-800-728-8762
C000012979
Shareholder Report [Line Items]
Fund Name	Amana Income Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMANX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/income-fund
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
AssetsNet	$ 1,981,032,287
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 14,082,137
InvestmentCompanyPortfolioTurnover	4.00%
Updated Prospectus Phone Number	1-800-728-8762
C000160667
Shareholder Report [Line Items]
Fund Name	Amana Participation Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIPX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/participation-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/participation-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Institutional Shares	5.68%	1.84%	2.24%
FTSE IdealRatings Sukuk Index	6.77%	2.15%	3.29%

AssetsNet	$ 257,286,300
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,102,087
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$257,286,300
# of Portfolio Holdings	60
Advisory Fees Paid	$1,102,087
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Financials	33.4%
Real Estate	12.6%
Government	12.4%
Utilities	8.4%
Communications	5.6%
Energy	5.6%
Industrials	5.1%
Bank Time Deposits	3.9%
Consumer Staples	2.9%
Materials	1.9%
Other Sectors	0.3%
Other Assets (net of liabilities)	7.9%

Updated Prospectus Phone Number	1-800-728-8762
C000160666
Shareholder Report [Line Items]
Fund Name	Amana Participation Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMAPX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/participation-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/participation-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Investor Shares	5.44%	1.59%	1.99%
FTSE IdealRatings Sukuk Index	6.77%	2.15%	3.29%

AssetsNet	$ 257,286,300
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,102,087
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$257,286,300
# of Portfolio Holdings	60
Advisory Fees Paid	$1,102,087
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Financials	33.4%
Real Estate	12.6%
Government	12.4%
Utilities	8.4%
Communications	5.6%
Energy	5.6%
Industrials	5.1%
Bank Time Deposits	3.9%
Consumer Staples	2.9%
Materials	1.9%
Other Sectors	0.3%
Other Assets (net of liabilities)	7.9%

Updated Prospectus Phone Number	1-800-728-8762